1

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of InvestmentsAugust 31, 2026 (unaudited)

		Shares	Value
91.62%	EXCHANGE TRADED FUNDS

57.37%	CORPORATE
	iShares 1-5 Year Investment Grade Corporate Bond ETF	5,086	$264,930
	SPDR Portfolio High Yield Bond ETF	5,688	132,815
	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	7,986	264,177
			661,922

11.48%	GOVERNMENT
	Vanguard Short-Term Treasury ETF	2,280	132,377

22.77%	MORTGAGE
	iShares MBS ETF	1,421	132,295
	Simplify MBS ETF	2,696	130,459
			262,754

91.62%	TOTAL EXCHANGE TRADED FUNDS		1,057,053
	(Cost: $1,062,475)

91.62%	TOTAL INVESTMENTS		1,057,053
	(Cost: $1,062,475)
8.38%	Other assets, net of liabilities		96,741
100.00%	NET ASSETS		$1,153,794

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments - continuedAugust 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,057,053	$—	$—	$1,057,053
	$1,057,053	$—	$—	$1,057,053

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $1,062,475, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$284
Gross unrealized depreciation	(5,706)
Net unrealized appreciation (depreciation)	$(5,422)